Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenues
Life and health premiums, net	$ 0	$ 0	$ 0	$ 0
Net investment income	198	151	508	368
Other income	6	2,168	14	2,165
Total revenues	204	2,319	522	2,533
Benefits and expenses
Life and health insurance claims and benefits, net	0	0	0	2
Interest credited to policyholder account balances	0	0	(15)	0
Operating and other expenses	35	1,082	91	1,127
Total benefits and expenses	35	1,082	76	1,129
Income (loss) before income taxes	169	1,237	446	1,404
Income tax expense (benefit)	(3)	354	(89)	401
Net Income (Loss)	172	883	535	1,003
Change in unrealized gains (losses), net of tax expense (benefit)	(261)	(7)	(592)	244
Other Comprehensive Income (Loss)	(261)	(7)	(592)	244
Total Comprehensive Income (Loss)	$ (89)	$ 876	$ (57)	$ 1,247